Finance Income and Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Finance Income and Expenses [Line Items]
Others	¥ 6,710	¥ 12,657	¥ 7,821
Finance income	541,830	508,755	431,228
Interest and finance charges paid/payable for lease liabilities and financial liabilities not at fair value through profit or loss	(122,638)	(106,827)	(101,732)
Less: interest expense capitalized into construction in progress	24,136	12,641	8,292
Net interest expense	(98,502)	(94,186)	(93,440)
Net foreign exchange loss	0	0	(5,514)
Finance expenses	(98,502)	(94,186)	(98,954)
Finance income – net	443,328	414,569	332,274
Later than three months [member]
Finance Income and Expenses [Line Items]
Interest income from time deposits	410,652	424,696	339,595
Not later than three months [member]
Finance Income and Expenses [Line Items]
Interest income from time deposits	¥ 124,468	¥ 71,402	¥ 83,812